Other liabilities	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Other liabilities
Other liabilities
As at December 31, 2019 and 2018 (Successor), other liabilities included the following:

	Successor	Successor
(In $ millions)	As at December 31, 2019	As at December 31, 2018
Taxes payable	33	42
Contract liabilities	29	21
Unfavorable drilling contracts	8	27
Employee withheld taxes, social security and vacation payments	51	40
Accrued interest expense	40	61
Accrued expenses	137	107
Lease liabilities	36	—
Uncertain tax provisions	83	100
Other liabilities	33	33
Total Other Liabilities	450	431
Other liabilities are presented in our Consolidated Balance Sheet as follows:

	Successor	Successor
(In $ millions)	As at December 31, 2019	As at December 31, 2018
Other current liabilities	322	310
Other non-current liabilities	128	121
Total Other Liabilities	450	431

Unfavorable contracts
On emergence from Chapter 11 and application of fresh start accounting, we recognized intangible assets and liabilities for favorable and unfavorable drilling contracts at fair value. The amounts recognized represent the net present value of the existing contracts at the time of emergence compared to the current market rates at the time of acquisition, discounted at the weighted average cost of capital. We amortize these assets and liabilities over the remaining contract period and classify the amortization under operating expenses. For periods before emergence from Chapter 11 and application of fresh start accounting we recognized intangible assets or liabilities only where we acquired a drilling contract in a business combination. The accounting policy we applied in the Predecessor was to classify amortization expense for such contracts within other revenues.
The gross carrying amounts and accumulated amortization included in 'Other current liabilities' and 'Other non-current liabilities' for unfavorable contracts in the Consolidated Balance Sheets as follows:

	December 31, 2019			December 31, 2018
(In $ millions)	Gross Carrying Amount	Accumulated amortization	Net carrying amount	Gross Carrying Amount	Accumulated amortization	Net carrying amount
Unfavorable contracts
Balance at beginning of period	(66)	39	(27)	(66)	—	(66)
Amortization of unfavorable contracts	—	19	19	—	39	39
Balance at end of period	(66)	58	(8)	(66)	39	(27)

The amortization is recognized in the Consolidated Statement of Operations under "Amortization of intangibles". For periods before emergence from Chapter 11 and application of fresh start accounting we recognized intangible liabilities only where we acquired a drilling contract in a business combination. We classified amortization expense for such contracts within other revenues in the Predecessor. The weighted average remaining amortization period for the unfavorable contracts is 7 years, 9 months.

The table below shows the amounts relating to unfavorable contracts that is expected to be amortized over the following periods:

	Period ended December 31,
(In $ millions)	2020	2021	2022	2023	2024 and after	Total
Amortization of unfavorable contracts	(1)	(1)	(1)	(1)	(4)	(8)